Organization and Summary of Significant Accounting Policies - Schedule of Quantification of Outstanding Mexican Peso Forward Contracts (Details)	12 Months Ended
Jul. 03, 2016 USD ($) $ / MXN
Currency buy sell under contract one
Derivative [Line Items]
Effective Dates, Beginning	Jul. 15, 2016
Effective Dates, Ending	Jun. 15, 2017
Notional Amount	$ 24,000,000
Average Forward Contractual Exchange Rate | $ / MXN	17.95
Fair Value	$ (996,000)
Currency buy sell under contract two
Derivative [Line Items]
Effective Dates, Beginning	Jul. 15, 2017
Effective Dates, Ending	Jun. 15, 2018
Notional Amount	$ 6,000,000
Average Forward Contractual Exchange Rate | $ / MXN	19.80
Fair Value	$ 107,000